Other Assets Schedule of Loan Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Loan Receivable beginning of period	$ 7,098,814	$ 7,023,814	$ 12,272,671
Realized loss on taxable property loan - Iona Lakes	0	0	(4,557,741)
Provision for loan loss	0	75,000	168,000
Deconsolidation of VIEs	0	0	55,000
Write off due to foreclosure	0	0	(914,116)
Loan receivable end of period	$ 7,098,814	$ 7,098,814	$ 7,023,814